Restricted net assets and parent company only condensed financial information - Schedule of Condensed Income Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements Captions
Administrative expenses	¥ (266,908)	$ (38,698)	¥ (227,001)	¥ (126,318)
Other income and gains/(losses) - net	(2,666)	(387)	5,329	8,526
Finance (costs)/income - net	(108,624)	(15,749)	15,250	22,703
Fair value loss of financial instruments with preferred rights			0	(2,823,370)
Loss before income tax	(810,630)	(117,530)	(502,598)	(3,069,043)
Income tax expense	0		0	0
Loss for the year	(810,630)	(117,530)	(502,598)	(3,069,043)
Parent
Condensed Income Statements Captions
Administrative expenses	(48,689)	(7,059)	(51,124)	(19,480)
Other income and gains/(losses) - net	(13,329)	(1,933)	385	833
Finance (costs)/income - net	1,045	152	(479)	(1,230)
Fair value loss of financial instruments with preferred rights				(2,823,370)
Equity method on loss of subsidiaries	(747,430)	(108,367)	(445,020)	(225,796)
Loss before income tax	(808,403)	(117,207)	(496,238)	(3,069,043)
Income tax expense	0	0	0	0
Loss for the year	¥ (808,403)	$ (117,207)	¥ (496,238)	¥ (3,069,043)